Summary of Significant Accounting Policies (10-K) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended		3 Months Ended	6 Months Ended
	Mar. 31, 2013 Mcf	Mar. 31, 2012	Dec. 31, 2012 Mcf	Dec. 31, 2011 Mcf	Sep. 23, 2012	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Koko Ltd. [Member]	Mar. 31, 2013 Koko Ltd. [Member]
Equity method investment, ownership percentage					100.00%
Stock issued during period for exchange of ownership interest									31,050,000	31,050,000
Common stock, other shares, outstanding									3,450,000	3,450,000
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Payments to acquire oil and gas property				$ 1,294,934
Allowance for doubtful accounts, reserve	0		0	0
Disclosure of oil and gas reserves conversion to common units	Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.		Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.
Oil and gas reserves conversion to common unit's basis of barrel of oil.	6,000		6,000
Impairment of oil and gas properties			579,963	0
Proved reserves			0	0
Impairment of unproved oil and gas properties			579,963	0
Percentage of ceiling test discount rate on future net revenues			10.00%
Property and equipment, estimated useful life							3 years	5 years
Cash equivalents			0	0
Asset retirement obligation	7,979		7,760	3,986
Asset retirement obligation, accretion expense			173	110
Unrealized gain loss, available-for-sale securities			120,120	12,320
Accumulated other comprehensive income (loss), available-for-sale securities			2,092,860	2,212,980
Unrecognized tax benefits, interest or penalties			0	0
Unrecognized tax benefits, accrued interest or penalties			0	0
Revenues from oil and gas activities	$ 1,871	$ 1,487	$ 21,162	$ 11,727